Leases (Tables)	9 Months Ended
Sep. 30, 2023
Leases
Schedule of components of lease cost

	Nine Months Ended September 30,
	2022	2023

	(In thousands)
Operating lease cost	$10,468	$11,938
Short-term lease cost	1,873	2,878
Variable lease cost	4,186	—
Total lease cost	$16,527	$14,816

Schedule of other information related to leases

	Nine Months Ended September 30,
	2022	2023

	(In thousands)
Supplemental Cash Flows Information:
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid for operating leases	$(10,165)	$(9,519)
Operating lease assets obtained in exchange for operating lease liabilities	$18,712	$1,315

Schedule of maturities of lease liabilities under operating leases

Maturities of lease liabilities under operating leases as of September 30, 2023 were as follows:

Twelve Months Ended September 30,	(In thousands)
2024	$12,175
2025	12,666
2026	11,594
2027	4,789
2028	2,342
Thereafter	25,575
Total future payments for recognized leasing assets	$69,141
Less: Imputed interest	15,281
Total lease liabilities	$53,860